Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Line Items]
Additions to right-of-use assets	$ 328	$ 3,727
Principal cash outflow for leases	$ 386	$ 430
Malta
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
Israel
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
Uruguay | Dlocal Technologies S.A.
Disclosure Of Leases [Line Items]
Lease contract term	4 years
Lease extended term	5 years
Description of lease extended term	The term of 4 years can be extended for periods of 5 years, unless any of the parties informs the other of its decision to terminate with at least 120 days anticipation of the expiry date.
Incremental borrowing rate	6.52%
Uruguay | Dlocal Technologies S.A. | First year
Disclosure Of Leases [Line Items]
Lease payment structure	$ 140
Uruguay | Dlocal Technologies S.A. | Second year
Disclosure Of Leases [Line Items]
Lease payment structure	153
Uruguay | Dlocal Technologies S.A. | Third year
Disclosure Of Leases [Line Items]
Lease payment structure	171
Uruguay | Dlocal Technologies S.A. | Fourth year
Disclosure Of Leases [Line Items]
Lease payment structure	$ 175
Brazil
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
China
Disclosure Of Leases [Line Items]
Leases contract term	one year or less
Chile
Disclosure Of Leases [Line Items]
Leases contract term	one year or less